Net cash flow from operating activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash flow from operating activities
Operating profit/(loss) before tax	£ 2,239	£ (4,082)	£ (2,703)
Profit before tax - discontinued operations			1,766
(Increases)/decrease in prepayments and accrued income	1	(42)	410
Interest on subordinated liabilities	572	845	875
Decrease in income accruals	(236)	(444)	(1,075)
Impairment losses/(releases)	493	478	(624)
Loans and advances written-off net of recoveries	(1,054)	(3,586)	(8,789)
Unwind of discount on impairment losses	(86)	(113)	(144)
Profit on sale of property, plant and equipment	(75)	(18)	(91)
Profit on sale of subsidiaries and associates	(155)	(22)	(1,135)
(Profit)/loss on sale of securities	(226)	(71)	4
Charge for defined benefit pension schemes	309	267	523
Pension schemes curtailments or settlements loss/(gain)	66	1	(65)
Cash contribution to defined benefit pension schemes	(627)	(4,786)	(1,060)
Other provisions charged net of releases	1,931	7,216	4,566
Other provisions utilised	(6,477)	(2,699)	(2,202)
Depreciation and amortisation	808	778	1,180
Loss on redemption of own debt	7	126	263
Loss on reclassification to disposal groups			273
Write down of goodwill and other intangible assets	29	159	1,332
Elimination of foreign exchange differences	(426)	(6,518)	(1,501)
Other non-cash items	21	619	599
Net cash outflow from trading activities	(2,886)	(11,892)	(7,598)
(Increase)/decrease in loans and advances to banks and customers	2,466	(12,960)	58,766
Decrease in securities	(1,319)	16,741	13,149
Decrease in other assets	(221)	1,195	2,808
Decrease/(increase) in derivative assets	86,138	15,562	91,311
Changes in operating assets	87,064	20,538	166,034
Increase/(decrease) in deposits by banks and customers	25,449	10,418	(43,597)
Decrease in debt securities in issue	3,326	(3,967)	(20,580)
(Decrease)/increase in other liabilities	(381)	(422)	4,465
(Decrease)/increase in derivative liabilities	(81,969)	(18,258)	(94,951)
Increase/(decrease) in settlement balances and short positions	8,658	104	(2,782)
Changes in operating liabilities	(44,917)	(12,125)	(157,445)
Income taxes paid	(520)	(171)	(73)
Net cash flows from operating activities	£ 38,741	£ (3,650)	£ 918